INTANGIBLE ASSETS, NET	12 Months Ended
Mar. 31, 2026
Intangible Asset, Goodwill and Other [Abstract]
INTANGIBLE ASSETS, NET

9.	INTANGIBLE ASSETS, NET

	As of March 31,
	2025	2026
	US$	US$

Customer relationship intangible assets	-	1,305,324
Less: Accumulated amortization	-	(52,197)
Total	-	1,253,127

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

9.	INTANGIBLE ASSETS, NET – continued

Amortization expense was US$52,197 for the year ended March 31, 2026 and is included in depreciation and amortization in the consolidated statements of operations and comprehensive income (loss).

During the year ended March 31, 2026, the Company recognized customer relationship intangible assets of US$737,757, US$412,655, and US$154,912 in connection with the business acquisitions described in Note 3. These customer relationship intangible assets were recognized at their respective acquisition-date fair values and are being amortized on a straight-line basis over their estimated useful lives of five years.

The estimated future amortization expense for finite-lived intangible assets as of March 31, 2026 is as follows:

Year Ending March 31,	US$

2027	261,065
2028	261,065
2029	261,065
2030	261,065
2031 and thereafter	208,867
Total	1,253,127

Management evaluates finite-lived intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. No impairment loss was recognized during the year ended March 31, 2026.